Net debt	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Net debt
Net debt

Net debt represents the amount of borrowings and overdrafts less cash, current financial investments and related financing derivatives.

Funding and liquidity risk management is carried out by the treasury function under policies and guidelines approved by the Finance Committee of the Board. The Finance Committee is responsible for the regular review and monitoring of treasury activity and for the approval of specific transactions, the authority for which fall outside the delegation of authority to management.
The primary objective of the treasury function is to manage our funding and liquidity requirements. A further important objective is to manage the associated financial risks, in the form of interest rate risk and foreign exchange risk, to within pre-authorised parameters. Details of the main risks arising from our financing and commodity hedging activities can be found in the risk factors discussion starting on page 212 and in note 32 to the consolidated financial statements.
Investment of surplus funds, usually in short-term fixed deposits or placements with money market funds that invest in highly liquid instruments of high credit quality, is subject to our counterparty risk management policy.
(a) Reconciliation of net cash flow to movement in net debt

	2019	2018	2017
	£m	£m	£m
(Decrease)/increase in cash and cash equivalents	(80)	(807)	984
(Decrease)/increase in financial investments	(822)	(5,953)	5,675
(Increase)/decrease in borrowings and related derivatives[1]	(708)	1,209	(3,715)
Net interest paid on the components of net debt[2]	866	808	1,955
Change in debt resulting from cash flows	(744)	(4,743)	4,899
Changes in fair value of financial assets and liabilities and exchange movements	(1,648)	2,098	(2,273)
Net interest charge on the components of net debt	(1,076)	(1,017)	(2,401)
Disposal of UK Gas Distribution	—	—	5,890
Other non-cash movements	(27)	(66)	(64)
Movement in net debt (net of related derivative financial instruments) in the year	(3,495)	(3,728)	6,051
Net debt (net of related derivative financial instruments) at start of year	(23,002)	(19,274)	(25,325)
Impact of transition to IFRS 9	(32)	—	—
Net debt (net of related derivative financial instruments) at end of year	(26,529)	(23,002)	(19,274)

Composition of net debt
Net debt is made up as follows:

	2019	2018	2017
	£m	£m	£m
Cash, cash equivalents and financial investments	2,233	3,023	9,880
Borrowings and bank overdrafts	(28,730)	(26,625)	(28,638)
Financing derivatives[1]	(32)	600	(516)
	(26,529)	(23,002)	(19,274)

1.	The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).

2.	Excludes £23 million (2018: £27 million; 2017: £nil) cash interest from the Quadgas shareholder loan included within discontinued operations in the cash flow statement.
29. Net debt continued
(b) Analysis of changes in net debt

	Cash and cash equivalents £m	Bank overdrafts £m	Net cash and cash equivalents £m	Financial investments £m	Borrowings £m	Financing derivatives £m	Total[1] £m
At 1 April 2016	127	(3)	124	2,998	(28,341)	(106)	(25,325)
Cash flow[2]	1,001	(17)	984	5,624	(2,196)	487	4,899
Fair value gains and losses and exchange movements	16	—	16	141	(1,527)	(903)	(2,273)
Interest income/(charges)[3]	—	—	—	53	(2,221)	(233)	(2,401)
Other non-cash movements	—	—	—	—	(294)	230	(64)
Disposal	(5)	20	15	(75)	5,941	9	5,890
At 1 April 2017	1,139	—	1,139	8,741	(28,638)	(516)	(19,274)
Cash flow[2]	(807)	—	(807)	(5,983)	2,108	(61)	(4,743)
Fair value gains and losses and exchange movements	(3)	—	(3)	(149)	1,088	1,162	2,098
Interest income/(charges)[3]	—	—	—	85	(1,117)	15	(1,017)
Other non-cash movements	—	—	—	—	(66)	—	(66)
At 31 March 2018	329	—	329	2,694	(26,625)	600	(23,002)
Impact of transition to IFRS 9	—	—	—	—	(32)	—	(32)
At 1 April 2018 (as restated)	329	—	329	2,694	(26,657)	600	(23,034)
Cash flow[2]	(80)	—	(80)	(846)	(240)	422	(744)
Fair value gains and losses and exchange movements	3	—	3	93	(733)	(1,011)	(1,648)
Interest income/(charges)[3]	—	—	—	29	(1,062)	(43)	(1,076)
Other non-cash movements	—	—	—	11	(38)	—	(27)
At 31 March 2019	252	—	252	1,981	(28,730)	(32)	(26,529)
Balances at 31 March 2019 comprise:
Non-current assets	—	—	—	—	—	996	996
Current assets	252	—	252	1,981	—	56	2,289
Current liabilities	—	—	—	—	(4,472)	(282)	(4,754)
Non-current liabilities	—	—	—	—	(24,258)	(802)	(25,060)
	252	—	252	1,981	(28,730)	(32)	(26,529)

1.	Includes accrued interest at 31 March 2019 of £223 million (2018: £197 million; 2017: £210 million).

2.
Cash flow from financing activities relating to financing liabilities (proceeds and repayment of loans, net movement in short-term borrowings and derivatives and interest paid) includes cash outflow on non-debt-related items of £24 million (2018: £12 million; 2017: £nil) and excludes derivative cash inflow in relation to capital expenditure of £13 million (2018: £12 million; 2017: £18 million) and items relating to discontinued operations of £nil (2018: £231 million; 2017: £(1,611) million).

3.	An exceptional income of £nil (2018: £3 million income; 2017: £1,313 million expense) is included in net interest charge on the components of net debt.